Income Taxes - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2022 USD ($)
Income Tax [Line Items]
Effective income tax rate reconciliation at statutory income tax rate for the first	15.00%	15.00%	16.50%
Effective income tax rate reconciliation at statutory income tax rate thereafter	25.80%	25.00%	25.00%
Tax losses carried forward limit percentage of taxable income	50.00%
Tax losses carried forward excess amount over taxable income in respective year	€ 1,000,000
Assessed tax losses carried forward	78,100,000	€ 28,600,000	€ 6,100,000
Deferred tax asset | $				$ 0
Maximum
Income Tax [Line Items]
Effective income tax rate reconciliation at statutory income tax rate, amount	€ 395,000	€ 245	€ 200,000